Schedule of Investments
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.10%
Australia–2.35%
Amcor PLC, CDI	810,201	$9,221,344
CSL Ltd.	99,341	19,728,821
		28,950,165
Brazil–3.10%
B3 S.A. - Brasil, Bolsa, Balcao	7,829,802	25,835,937
Rede D’Or Sao Luiz S.A.(a)	1,173,900	12,303,507
		38,139,444
Canada–6.42%
Bank of Nova Scotia (The)	273,332	19,590,087
CGI, Inc., Class A(b)	248,526	19,798,188
Magna International, Inc.	273,483	17,557,689
Ritchie Bros. Auctioneers, Inc.	373,610	22,067,242
		79,013,206
China–5.97%
China Mengniu Dairy Co. Ltd.	3,625,000	19,465,474
China Resources Beer Holdings Co. Ltd.	2,050,000	12,510,043
JD.com, Inc., A Shares(b)	16,752	490,630
JD.com, Inc., ADR(b)(c)	173,569	10,044,438
Wuliangye Yibin Co. Ltd., A Shares	433,197	10,525,304
Yum China Holdings, Inc.	490,346	20,368,973
		73,404,862
Denmark–2.80%
Carlsberg A/S, Class B	85,319	10,416,967
Novo Nordisk A/S, Class B	216,935	24,024,830
		34,441,797
France–9.41%
Air Liquide S.A.	101,306	17,722,390
Arkema S.A.	191,161	22,806,013
Kering S.A.	20,384	12,876,530
LVMH Moet Hennessy Louis Vuitton SE	21,627	15,399,927
Pernod Ricard S.A.	60,966	13,371,188
Schneider Electric SE	201,053	33,567,094
		115,743,142
Germany–1.14%
Deutsche Boerse AG	78,005	14,012,719
Hong Kong–1.96%
AIA Group Ltd.	2,307,000	24,152,982
India–2.53%
HDFC Bank Ltd., ADR	506,623	31,071,189
Ireland–5.01%
CRH PLC	504,382	20,195,247
Flutter Entertainment PLC(b)	156,486	18,112,800
ICON PLC(b)	95,637	23,260,831
		61,568,878
Italy–2.33%
FinecoBank Banca Fineco S.p.A.	1,886,928	28,658,244
Shares		Value
Japan–12.62%
Asahi Group Holdings Ltd.	393,600	$14,289,088
FANUC Corp.	97,700	17,181,368
Hoya Corp.	140,100	15,987,050
Keyence Corp.	13,400	6,230,034
Koito Manufacturing Co. Ltd.	410,900	16,634,964
Komatsu Ltd.	701,000	16,820,969
Olympus Corp.	1,438,700	27,332,984
SMC Corp.	14,400	8,042,591
Sony Group Corp.	173,100	17,865,821
TIS, Inc.	633,500	14,817,014
		155,201,883
Mexico–1.75%
Wal-Mart de Mexico S.A.B. de C.V., Series V	5,232,656	21,551,492
Netherlands–5.05%
ASML Holding N.V.	26,398	17,607,450
Heineken N.V.	192,398	18,343,014
Wolters Kluwer N.V.	245,319	26,114,083
		62,064,547
Singapore–2.28%
United Overseas Bank Ltd.	1,193,366	27,991,649
South Korea–4.20%
NAVER Corp.	84,936	23,750,080
Samsung Electronics Co. Ltd.	488,325	27,896,856
		51,646,936
Spain–1.20%
Amadeus IT Group S.A.(b)	227,127	14,794,145
Sweden–6.70%
Husqvarna AB, Class B	1,109,861	11,568,062
Investor AB, Class B	1,538,961	33,420,108
Sandvik AB	1,761,206	37,391,109
		82,379,279
Switzerland–5.95%
Kuehne + Nagel International AG, Class R	71,983	20,396,090
Logitech International S.A., Class R	252,502	18,713,267
Nestle S.A.	155,801	20,226,212
Roche Holding AG	35,071	13,869,715
		73,205,284
Taiwan–2.54%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	299,903	31,267,887
United Kingdom–6.58%
Ashtead Group PLC	225,405	14,209,104
DCC PLC	225,228	17,456,272
Linde PLC	57,009	18,210,385
Reckitt Benckiser Group PLC	308,879	23,609,780
WPP PLC	567,821	7,430,636
		80,916,177

See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

Shares		Value
United States–3.21%
Broadcom, Inc.	62,730	$39,499,826
Total Common Stocks & Other Equity Interests (Cost $878,565,870)		1,169,675,733
Money Market Funds–4.34%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	18,860,081	18,860,081
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	12,967,701	12,963,810
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	21,554,379	21,554,379
Total Money Market Funds (Cost $53,377,914)		53,378,270
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.44% (Cost $931,943,784)		1,223,054,003
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.88%
Invesco Private Government Fund, 0.31%(d)(e)(f)	3,234,991	$3,234,991
Invesco Private Prime Fund, 0.34%(d)(e)(f)	7,549,069	7,548,314
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,782,587)		10,783,305
TOTAL INVESTMENTS IN SECURITIES—100.32% (Cost $942,726,371)		1,233,837,308
OTHER ASSETS LESS LIABILITIES–(0.32)%		(3,879,013)
NET ASSETS–100.00%		$1,229,958,295
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2022 represented 1.00% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,153,338	$52,073,436	$(44,366,693)	$-	$-	$18,860,081	$2,308
Invesco Liquid Assets Portfolio, Institutional Class	7,462,045	37,195,311	(31,690,494)	(1,097)	(1,955)	12,963,810	1,225
Invesco Treasury Portfolio, Institutional Class	12,746,672	59,512,498	(50,704,791)	-	-	21,554,379	1,466
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	3,543,506	(308,515)	-	-	3,234,991	221*
Invesco Private Prime Fund	-	8,270,012	(722,455)	718	39	7,548,314	563*
Total	$31,362,055	$160,594,763	$(127,792,948)	$(379)	$(1,916)	$64,161,575	$5,783

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$28,950,165	$—	$28,950,165
Brazil	38,139,444	—	—	38,139,444
Canada	79,013,206	—	—	79,013,206
China	30,413,411	42,991,451	—	73,404,862
Denmark	—	34,441,797	—	34,441,797
France	—	115,743,142	—	115,743,142
Germany	—	14,012,719	—	14,012,719
Hong Kong	—	24,152,982	—	24,152,982
India	31,071,189	—	—	31,071,189
Ireland	23,260,831	38,308,047	—	61,568,878
Italy	—	28,658,244	—	28,658,244
Japan	—	155,201,883	—	155,201,883
Mexico	21,551,492	—	—	21,551,492
Netherlands	—	62,064,547	—	62,064,547
Singapore	—	27,991,649	—	27,991,649
South Korea	—	51,646,936	—	51,646,936
Spain	—	14,794,145	—	14,794,145
Sweden	—	82,379,279	—	82,379,279
Switzerland	—	73,205,284	—	73,205,284
Taiwan	31,267,887	—	—	31,267,887
United Kingdom	18,210,385	62,705,792	—	80,916,177
United States	39,499,826	—	—	39,499,826
Money Market Funds	53,378,270	10,783,305	—	64,161,575
Total Investments	$365,805,941	$868,031,367	$—	$1,233,837,308
Invesco V.I. EQV International Equity Fund